Martinez Crude Oil Marine Terminal Contribution	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Martinez Crude Oil Marine Terminal Contribution [Text Block]
MARTINEZ CRUDE OIL MARINE TERMINAL CONTRIBUTION

Effective April 1, 2012, we entered into the Contribution with Tesoro, TRMC, TLGP and our subsidiary, TLO. The Contribution was made in exchange for consideration from TLLP to TLGP of $75.0 million, comprised of $67.5 million in cash financed with borrowings under the Revolving Credit Facility and the issuance of equity with a combined fair value of $7.5 million. The equity is comprised of 206,362 common units, representing an approximate 1% limited partner interest in the Partnership, and 4,212 general partner units. The assets included in the Contribution include a single-berth dock, which has an estimated throughput capacity of approximately 145,000 barrels per day ("bpd"), five associated crude oil storage tanks with a combined capacity of 425,000 barrels, five short-haul pipelines and two firewater tanks with 48,000 barrels of shell capacity.

The single-berth dock and related leasehold improvements are situated on an offshore parcel of land that is currently being leased by Tesoro from the California State Lands Commission under a term lease (the "Martinez Terminal Lease"). The Martinez Terminal Lease, related leasehold improvements and the short-haul pipelines will not be legally transferred to TLLP until the Wharf Lease is renewed and extended, and the transfer is approved by the California State Lands Commission.

Martinez Terminal Use and Throughput Agreement. The Partnership entered into a 10-year use and throughput agreement with Tesoro in connection with the Contribution of the Martinez Terminal, effective April 1, 2012, under which they are obligated to transport an average of at least 65,000 bpd of crude oil per month at a throughput and tankage fee of $0.55 per barrel. An excess volume throughput fee of $0.10 per barrel will be charged for monthly average volumes in excess of 70,000 bpd. In addition, Tesoro will pay a $30,000 per month fee for unlimited use of the refined products pipeline from Tesoro's Martinez refinery to a third-party terminal. The fees under the agreement are indexed for inflation and the agreement gives Tesoro the option to renew for two five-year terms.

If Tesoro fails to transport aggregate volumes equal to its minimum throughput commitment during any calendar month, Tesoro will owe the Partnership a shortfall payment equal to the volume of the shortfall multiplied by the throughput and tankage fee. The amount of any shortfall payment paid by Tesoro will be credited against any amounts owed by Tesoro for the transportation of volumes in excess of its minimum throughput commitment during any of the succeeding three months after the shortfall occurs. See Note C for information regarding amendments to other agreements with related parties in connection with the Contribution.

Martinez Crude Oil Marine Terminal Financial Results. The Contribution of the Martinez Terminal was considered a transfer of a business between entities under common control. Accordingly, the Contribution is recorded at amounts based on the historical carrying value of the Martinez Terminal assets, which was $38.1 million as of April 1, 2012 for the assets contributed. In addition, we are required to retrospectively adjust our historical financial statements to include the activities of the Martinez Terminal. Our historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, cash flows and equity attributable to the Martinez Terminal as if we owned the assets for all periods presented. The results of the Martinez Terminal are included in the Terminalling, Transportation and Storage segment.

The following tables present our historical financial position and results of operations, the effect of including the results of the Martinez Terminal and the adjusted total amounts included in our condensed combined consolidated financial statements.

Condensed Combined Consolidated Balance Sheet as of March 31, 2012

	Tesoro Logistics LP (As previously reported)	Martinez Terminal	Tesoro Logistics LP (As currently reported)
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$21,015	$—	$21,015
Receivables
Trade	466	—	466
Affiliate	7,972	—	7,972
Prepayments and other current assets	242	—	242
Total Current Assets	29,695	—	29,695
NET PROPERTY, PLANT AND EQUIPMENT	137,418	38,059	175,477
OTHER NON-CURRENT ASSETS	1,950	—	1,950
Total Assets	$169,063	$38,059	$207,122

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable
Trade	$3,673	$380	$4,053
Affiliate	2,986	45	3,031
Deferred revenue - affiliate	1,720	—	1,720
Accrued liabilities	597	1,174	1,771
Total Current Liabilities	8,976	1,599	10,575
OTHER NONCURRENT LIABILITIES	45	2,596	2,641
DEBT	50,000	—	50,000
EQUITY
Equity of Predecessors	—	33,864	33,864
Common unitholders (15,254,890 units issued and outstanding)	250,950	—	250,950
Subordinated unitholders (15,254,890 units issued and outstanding)	(142,500)	—	(142,500)
General partner (622,649 units issued and outstanding)	1,592	—	1,592
Total Equity	110,042	33,864	143,906
Total Liabilities and Equity	$169,063	$38,059	$207,122

Condensed Statement of Combined Consolidated Operations for the Three Months Ended March 31, 2012

	Tesoro Logistics LP (As previously reported)	Martinez Terminal	Tesoro Logistics LP (As currently reported)
REVENUES	(Dollars in thousands)
Affiliate	$26,353	$—	$26,353
Third Party	732	—	732
Total Revenues	27,085	—	27,085
COSTS AND EXPENSES
Operating and maintenance expenses	9,687	1,558	11,245
Depreciation and amortization expenses	2,001	526	2,527
General and administrative expenses	3,330	97	3,427
Loss on asset disposal	—	236	236
Total Costs and Expenses	15,018	2,417	17,435
OPERATING INCOME (LOSS)	12,067	(2,417)	9,650
Interest expense, net	(511)	—	(511)
NET INCOME (LOSS)	$11,556	$(2,417)	$9,139
Less: Loss attributable to Predecessors	—	(2,417)	(2,417)
Net income attributable to partners	$11,556	$—	$11,556

Condensed Statement of Combined Operations for the Three Months Ended March 31, 2011 (Predecessors)

	Tesoro Logistics LP (As previously reported)	Martinez Terminal	Tesoro Logistics LP (As currently reported)
REVENUES	(Dollars in thousands)
Affiliate	$5,562	$—	$5,562
Third Party	708	—	708
Total Revenues	6,270	—	6,270
COSTS AND EXPENSES
Operating and maintenance expenses	8,708	1,319	10,027
Depreciation and amortization expenses	2,017	510	2,527
General and administrative expenses	1,359	102	1,461
Loss on asset disposals	—	25	25
Total Costs and Expenses	12,084	1,956	14,040
NET LOSS	$(5,814)	$(1,956)	$(7,770)